Accounts Receivable, Net (Schedule Of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Straight-line rent receivable	$ 52,336,000	$ 41,529,000
Allowance for doubtful accounts	(3,210,000)	(1,554,000)
Total	59,101,000	47,282,000
Tenants [Member]
Accounts receivable, gross	9,999,000	6,705,000
Non-Tenants [Member]
Accounts receivable, gross	353,000	602,000
Accounts Receivable [Member]
Allowance for doubtful accounts	$ (3,587,000)	$ (1,554,000)